Share Capital and Warrants (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	June 30, 2022		December 31, 2021
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	2,001,211	17,016	1,228,870	11,040
Issued Under the Arrangement, Net of Issuance Costs	—	—	788,518	6,111
Issued Upon Exercise of Warrants	6,571	65	314	3
Issued Under Stock Option Plans	9,606	149	535	7
Purchase of Common Shares Under NCIB	(67,779)	(577)	(17,026)	(145)
Outstanding, End of Period	1,949,609	16,653	2,001,211	17,016
) Issued and Outstanding – Preferred Shares
In the six months ended June 30, 2022, there were no additional preferred shares issued. As at June 30, 2022, there were 36 million preferred shares outstanding (December 31, 2021 – 36 million), with a carrying value of $519 million (December 31, 2021 – $519 million).

As at June 30, 2022	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares (1)	March 31, 2026	3.21%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
(1)     The floating-rate dividend was 1.86 percent for the period from December 31, 2021, to March 30, 2022, and 2.35 percent for the period from March 31, 2022, to June 29, 2022.
) Issued and Outstanding – Warrants

	June 30, 2022		December 31, 2021
As at June 30, 2022	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	65,119	215	—	—
Issued Under the Arrangement	—	—	65,433	216
Exercised	(6,571)	(21)	(314)	(1)
Outstanding, End of Period	58,548	194	65,119	215